SHAREHOLDERS' EQUITY (Schedule of Composition Non-Controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Balance	$ 6,860
Forfeiture of non-controlling interests regarding share-based compensation	0	$ 0	$ 0
Exercise of subsidiary options			0
Issuance of a subsidiary preferred shares to non-controlling interests	9,523
Benefit to non-controlling interests regarding share-based compensation	0	0	0
Loss attributed to non-controlling interests	(2,075)	(3,206)	(2,652)
Balance	16,632	6,860
Non-controlling Interests
Disclosure of classes of share capital [line items]
Balance	6,860	9,767
Forfeiture of non-controlling interests regarding share-based compensation	(71)	(272)
Share-based compensation	1,351	569
Issuance of a subsidiary ordinary shares to the company	809	0
Issuance of a subsidiary preferred shares to non-controlling interests	9,761	0
Benefit to non-controlling interests regarding share-based compensation	(3)	2
Loss attributed to non-controlling interests	(2,075)	(3,206)
Balance	$ 16,632	$ 6,860	$ 9,767